Financial Instruments (Tables)	9 Months Ended
Jul. 31, 2025
Statement [Line Items]
Summary of Credit Risk Exposures
Under

the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies and/or based on the counterparty type for non-retail
exposures and product type for retail

exposures.

Exposure at default (1)	As at
	July 31, 2025			April 30 2025	October 31 2024
($ millions)	IRB	Standardized	Total	Total	Total
By exposure sub-type
Non-retail
Drawn (2)(3)	$448,236	$68,656	$516,892	$514,085	$535,326
Undrawn commitments	86,620	4,763	91,383	92,503	99,011
Other exposures (4)	141,016	21,712	162,728	157,911	131,677
Total non-retail	$675,872	$95,131	$771,003	$764,499	$766,014
Retail (5)
Drawn	$308,781	$120,887	$429,668	$428,128	$417,760
Undrawn commitments	115,642	10,037	125,679	124,032	121,609
Other exposures	–	69	69	66	62
Total retail	$424,423	$130,993	$555,416	$552,226	$539,431
Total	$1,100,295	$226,124	$1,326,419	$1,316,725	$1,305,445
(1)	After credit risk mitigation and excludes equity securities, centralized counterparties and other assets.
(2)	Non-retail drawn exposures include government guaranteed and privately insured mortgages and retail loans.
(3)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(4)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(5)	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.

Summary of VaR by Risk Factor
Value at Risk (VaR) is a key measure of market risk in the Bank’s trading activities. The table below shows the Bank’s VaR by risk factor:

	As at or for the three months ended
	July 31, 2025						April 30, 2025		July 31, 2024
($millions)	As at	Average	High		Low		As at	Average	As at	Average
Credit spread plus interest rate	$13.5	$14.3	$17.5		$12.2		$14.3	$14.2	$9.8	$12.7
Credit spread (1)	9.0	11.1	14.0		8.2		12.0	12.4	6.1	7.7
Interest rate	10.2	11.2	15.6		8.5		8.6	12.8	7.3	13.7
Equities	4.6	4.1	8.4		2.5		8.2	6.1	5.1	4.6
Foreign exchange	2.8	2.8	5.7		1.1		1.4	2.0	2.4	2.1
Commodities	4.1	3.4	4.9		2.3		2.5	2.8	3.8	2.1
Debt specific (1)	n/a	n/a	n/a		n/a		n/a	n/a	3.1	3.0
Diversification effect	(12.9)	(11.5)	nm	(2)	nm	(2)	(14.3)	(11.0)	(15.1)	(10.6)
Total VaR	$12.1	$13.1	$18.3		$9.7		$12.1	$14.1	$9.1	$13.9
(1)	Effective November 1, 2024, credit spread VaR also captures issuer-specific credit spread volatility which was previously included in debt specific VaR.
(2)	Not meaningful.

Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value
The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value (1) Gains/(Losses)			Cumulative change in fair value (2) Gains/(Losses)
	As at			For the three months ended			As at
($ millions)	July 31 2025	April 30 2025	July 31 2024	July 31 2025	April 30 2025	July 31 2024	July 31 2025	April 30 2025	July 31 2024
Liabilities
Senior note liabilities (3)	$43,536	$39,127	$37,754	$(1,633)	$1,611	$(1,478)	$4,604	$6,237	$3,981
(1)	Change in the difference between the contractual maturity amount and the carrying value.
(2)	The cumulative change in fair value is measured from the instrument’s date of initial recognition.
(3)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest
income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest
income – trading revenues.

Changes in Fair Value Attributable to Changes in Bank'S Own Credit Risk for Financial Liabilities Designated at Fair Value
The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount	Carrying value	Difference between contractual maturity amount and carrying value	Changes in fair value for the three months period attributable to changes in own credit risk recorded in other comprehensive income Gains/(Losses)	Cumulative changes in fair value attributable to changes in own credit risk (1) Gains/(Losses)
As at July 31, 2025	$48,140	$43,536	$4,604	$(562)	$(1,227)
As at April 30, 2025	$45,364	$39,127	$6,237	$512	$(665)
As at July 31, 2024	$41,735	$37,754	$3,981	$127	$(867)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	July 31, 2025		April 30, 2025		October 31, 2024
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$69,701	$69,701	$63,577	$63,577	$63,860	$63,860
Trading assets	136,485	136,485	128,987	128,987	129,727	129,727
Securities purchased under resale agreements and securities borrowed	185,360	185,360	192,632	192,632	200,543	200,543
Derivative financial instruments	43,801	43,801	47,937	47,937	44,379	44,379
Investment securities – FVOCI and FVTPL	124,228	124,228	127,837	127,837	123,420	123,420
Investment securities – amortized cost	24,100	24,923	25,744	26,454	28,422	29,412
Loans	760,294	761,560	753,808	756,372	757,825	760,829
Customers’ liability under acceptances	133	133	189	189	148	148
Other financial assets	25,164	25,164	28,441	28,441	22,467	22,467
Liabilities:
Deposits	945,377	946,842	945,024	945,843	941,290	943,849
Financial instruments designated at fair value through profit or loss	43,536	43,536	39,127	39,127	36,341	36,341
Acceptances	134	134	190	190	149	149
Obligations related to securities sold short	34,675	34,675	36,543	36,543	35,042	35,042
Derivative financial instruments	52,916	52,916	61,933	61,933	51,260	51,260
Obligations related to securities sold under repurchase agreements and securities lent	182,223	182,223	177,987	177,987	190,449	190,449
Subordinated debentures	7,683	7,604	7,832	7,891	7,814	7,833
Other financial liabilities	51,924	52,075	49,414	49,560	53,342	53,387

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	July 31, 2025				April 30, 2025
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$5,832	$–	$5,832	$–	$5,971	$–	$5,971
Trading assets
Loans	–	7,918	179	8,097	–	7,840	1	7,841
Canadian federal government and government guaranteed debt	15,742	2,963	–	18,705	13,415	2,518	–	15,933
Canadian provincial and municipal debt	7,835	3,005	–	10,840	7,416	2,889	–	10,305
U.S. treasury and other U.S. agencies’ debt	12,156	–	–	12,156	9,155	–	–	9,155
Other foreign governments’ debt	916	10,402	–	11,318	1,436	9,842	–	11,278
Corporate and other debt	2,720	6,969	–	9,689	3,156	7,387	–	10,543
Equity securities	62,105	624	5	62,734	60,775	305	8	61,088
Other	–	2,946	–	2,946	–	2,844	–	2,844
	$101,474	$34,827	$184	$136,485	$95,353	$33,625	$9	$128,987
Investment securities (2)
Canadian federal government and government guaranteed debt	$14,691	$8,029	$–	$22,720	$14,649	$7,501	$–	$22,150
Canadian provincial and municipal debt	15,421	4,954	–	20,375	15,736	6,278	–	22,014
U.S. treasury and other U.S. agencies’ debt	42,584	6,891	–	49,475	42,374	7,147	–	49,521
Other foreign governments’ debt	2,997	22,744	–	25,741	3,861	24,494	–	28,355
Corporate and other debt	135	3,282	32	3,449	194	3,243	35	3,472
Equity securities	100	323	2,045	2,468	95	277	1,953	2,325
	$75,928	$46,223	$2,077	$124,228	$76,909	$48,940	$1,988	$127,837
Derivative financial instruments
Interest rate contracts	$–	$9,779	$2	$9,781	$–	$10,988	$2	$10,990
Foreign exchange and gold contracts	–	25,443	–	25,443	–	29,169	1	29,170
Equity contracts	636	5,037	33	5,706	232	4,102	45	4,379
Credit contracts	–	233	1	234	–	357	1	358
Commodity contracts	–	2,624	13	2,637	–	3,033	7	3,040
	$636	$43,116	$49	$43,801	$232	$47,649	$56	$47,937
Liabilities:
Deposits (3)	$–	$272	$–	$272	$–	$191	$–	$191
Financial liabilities designated at fair value through profit or loss	–	43,536	–	43,536	–	39,127	–	39,127
Obligations related to securities sold short	29,778	4,897	–	34,675	30,477	6,066	–	36,543

Derivative financial instruments
Interest rate contracts	–	17,645	2	17,647	–	17,861	13	17,874
Foreign exchange and gold contracts	–	24,288	–	24,288	–	32,294	–	32,294
Equity contracts	732	7,547	38	8,317	506	7,378	38	7,922
Credit contracts	–	25	1	26	–	22	–	22
Commodity contracts	–	2,628	10	2,638	–	3,808	13	3,821
	$732	$52,133	$51	$52,916	$506	$61,363	$64	$61,933
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $24,923 (April 30, 2025 – $26,454).
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.

	As at October 31, 2024
($ millions)	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$2,540	$–	$2,540
Trading assets
Loans	–	7,649	–	7,649
Canadian federal government and government guaranteed debt	11,229	3,742	–	14,971
Canadian provincial and municipal debt	6,228	2,185	–	8,413
U.S. treasury and other U.S. agencies’ debt	15,050	–	–	15,050
Other foreign governments’ debt	422	9,932	–	10,354
Corporate and other debt	4,940	6,990	4	11,934
Equity securities	59,081	88	21	59,190
Other	–	2,166	–	2,166
	$96,950	$32,752	$25	$129,727
Investment securities (2)
Canadian federal government and government guaranteed debt	$12,739	$8,801	$–	$21,540
Canadian provincial and municipal debt	12,823	4,702	–	17,525
U.S. treasury and other U.S. agencies’ debt	39,999	6,377	–	46,376
Other foreign governments’ debt	3,940	25,346	–	29,286
Corporate and other debt	133	3,359	35	3,527
Equity securities	2,983	317	1,866	5,166
	$72,617	$48,902	$1,901	$123,420
Derivative financial instruments
Interest rate contracts	$–	$11,584	$–	$11,584
Foreign exchange and gold contracts	–	26,004	–	26,004
Equity contracts	150	4,313	44	4,507
Credit contracts	–	180	2	182
Commodity contracts	–	2,095	7	2,102
	$150	$44,176	$53	$44,379
Liabilities:
Deposits (3)	$–	$193	$–	$193
Financial liabilities designated at fair value through profit or loss	–	36,341	–	36,341
Obligations related to securities sold short	30,721	4,319	2	35,042

Derivative financial instruments
Interest rate contracts	–	17,895	13	17,908
Foreign exchange and gold contracts	–	25,900	–	25,900
Equity contracts	139	4,687	19	4,845
Credit contracts	–	46	1	47
Commodity contracts	–	2,550	10	2,560
	$139	$51,078	$43	$51,260
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $29,412.
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.

Summary of Changes in Level 3 Instruments Carried at Fair Value

	As at July 31, 2025
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (2)
Trading assets
Loans	$1	$–	$–	$–	$–	$178	$179	$–
Equity securities	8	–	–	2	(3)	(2)	5	–
	9	–	–	2	(3)	176	184	–
Investment securities
Corporate and other debt	35	(4)	(1)	–	–	2	32	(4)
Equity securities	1,953	47	4	49	(18)	10	2,045	43
	1,988	43	3	49	(18)	12	2,077	39
Derivative financial instruments – assets
Interest rate contracts	2	–	–	2	(2)	–	2	–
Foreign exchange and gold contracts	1	–	–	–	–	(1)	–	–
Equity contracts	45	(7)	–	1	–	(6)	33	(7	) (3)
Credit contracts	1	–	–	–	–	–	1	–
Commodity contracts	7	6	–	–	–	–	13	6

Derivative financial instruments – liabilities
Interest rate contracts	(13)	–	–	(1)	14	(2)	(2)	–
Equity contracts	(38)	(5)	–	(7)	–	12	(38)	(5	) (3)
Credit contracts	–	–	–	(1)	–	–	(1)	–
Commodity contracts	(13)	3	–	–	–	–	(10)	3
	(8)	(3)	–	(6)	12	3	(2)	(3)
Total	$1,989	$40	$3	$45	$(9)	$191	$2,259	$36
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
(2)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(3)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

The following tables summarize the changes in Level 3 instruments carried at fair value for the three months ended April 30, 2025 and October 31, 2024.

	As at April 30, 2025
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$10	$–	$–	$3	$(2)	$(2)	$9
Investment securities	2,012	13	54	29	(111)	(9)	1,988
Derivative financial instruments	20	(15)	–	–	8	(21)	(8)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

	As at October 31, 2024
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$48	$–	$–	$3	$(6)	$(20)	$25
Investment securities	1,822	13	1	72	(40)	33	1,901
Derivative financial instruments	35	1	–	(2)	(8)	(16)	10
Obligations related to securities sold short	–	–	–	–	–	(2)	(2)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.